Liabilities with customers (Tables)	9 Months Ended
Sep. 30, 2023
Deposits from customers [abstract]
Summary of liabilities with customers

	09/30/2023	12/31/2022
Time deposits (a)	25,572,336	10,517,060
Demand deposits	1,813,779	11,566,826
Savings deposits	1,350,713	1,307,055
Creditors by resources to release	327,160	251,863
Total	29,063,988	23,642,804

(a) The variation in balances between the periods is due to the launch of the “Conta com Pontos" product.